UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		1/21/05

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	70
Form 13F Information Table Value Total:	167745

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE									VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN
PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Adastra Minerals Inc Common 006515100 30 19000SH Sole 19000 0
AmSouth Bancorporation Common 032165102	2234 86275SH Sole 86275	0
Bank Of America Corp Common 060505104 845 18000SH Sole 18000 0
Chaoda Modern Agric Common G2046Q107 2700 7941650SH Other 01 0 7941650
Chaoda Modern Agric Common G2046Q107 14883 43774400SH Sole 43774400 0
Chevrontexaco Corp Common 166764100 273	5200SH Sole 5200 0
Citigroup, Inc. Common 172967101 1553 32248SH Other 01 0 32248
Citigroup, Inc. Common 172967101 6457 134028SH Sole 134028 0
Clear Channel Communicati Common 184502102 418 12500SH Sole 12500 0
Dragon Oil Ord Common G2828W132 78 56200SH Other 01 0 56200
Dragon Oil Ord Common G2828W132 82 58800SH Sole 58800 0
Eiker Sparebank Common R1984E108 103 2400SH Other 01 0 2400
Eiker Sparebank Common R1984E108 664 15485SH Sole 15485	0
Elan Corp Plc Sponsored ADR 284131208 267 9800SH Sole 9800 0
Enerchina Holdings Ltd Common G30392131	73 919000SH Sole 919000	0
Exxon Mobil Corporation Common 30231G102 328 6407SH Sole 6407 0
Freeport-Mcmoran Copper Preferred D 35671D865 481 65100SH Sole 65100 0
Hanover Direct Common 410783104	0 44650SH Other	01 0 44650
Hibernia Corp Class A 428656102	708 24000SH Sole 24000 0
Icici Bk Ltd Sponsored ADR 45104G104 419 20800SH Other 01 0 20800
Icici Bk Ltd Sponsored ADR 45104G104 2440 121100SH Sole 121100	0
Indre Sogn Sparebanka Common R3409A109 69 3300SH Other 01 0 3300
Indre Sogn Sparebanka Common R3409A109 186 8830SH Sole 8830 0
Intrawest Corporation Sponsored ADR 460915200 1894 82426SH Other 01 0 82426
Intrawest Corporation Sponsored ADR 460915200 10329 449300SH Sole 449300 0
Jiangsu Expressway  Co Common Y4443L103 37 85000SH Sole 85000 0
Johnson & Johnson Common 478160104 473 7462SH Sole 7462	0
Melhus Sparebank Common	R4416Y106 49 1631SH Other 01 0 1631
Melhus Sparebank Common	R4416Y106 239 7869SH Sole 7869 0
Morgan J P & Co Inc Common 616880100 214 5501SH Sole 5501 0
Murphy Oil Corp Common	626717102 321 4000SH Sole 4000	0
Nippon Telegraph & Teleph Sponsored ADR	654624105 1235 54800SH Other 01 0 54800
Nippon Telegraph & Teleph Sponsored ADR	654624105 2587 114735SH Sole 114735 0
Orkla A/S Nok25 Series A R67787102 546 16640SH Sole 16640 0
People S Food Holdings Common G7000R108 2193 2387000SH Other 01 0 2387000
People S Food Holdings Common G7000R108 11679 12708400SH Sole 12708400 0
Petrochina Sponsored ADR 71646E100 4311	80300SH Other 01 0 80300
Petrochina Sponsored ADR 71646E100 23035 429050SH Sole 429050 0
Petrokazahstan Inc Sponsored ADR 71649P102 3706	99904SH Other 01 0 99904
Petrokazahstan Inc Sponsored ADR 71649P102 19885 535985SH Sole 535985 0
Pt Berlina Common Y7119G167 16 107500SH Sole 107500 0
Pt Indofarma Perserotbk Common Y7131M101 14 800000SH Sole 800000 0
Regions Finl Corp Common 758940100 592 16643SH Sole 16643 0
S1 Corporation Common Y75435100	480 13700SH Other 01 0 13700
S1 Corporation Common Y75435100	2748 78420SH Sole 78420	0
Sandnes Sparebank Common R74676108 219 8164SH Sole 8164	0
Sembcorp Inds Common Y79711100 38 39000SH Sole 39000 0
Sinolink Worldwide  Hldgs Common G8165B102 2851	19400000SH Other 01 0 1940000
Sinolink Worldwide  Hldgs Common G8165B102 14556 99026800SH Sole 99026800 0
Sparebanken Midt Norge Common R82401101	272 6000SH Sole 6000 0
Sparebanken Nord Norge Common R8288N106	209 4600SH Other 01 0 4600
Sparebanken Nord Norge Common R8288N106	1749 38385SH Sole 38385	0
Sparebanken Pluss Common R82993107 251 6700SH Sole 6700	0
Sparebanken Vest As Common R8323C107 219 7100SH Sole 7100 0
Stada Arzneimittel Common D76226113 618	22900SH Other 01 0 22900
Stada Arzneimittel Common D76226113 3090 114350SH Sole 114350 0
Swisscom Sponsored ADR 871013108 217 5500SH Other 01 0 5500
Swisscom Sponsored ADR 871013108 849 21500SH Sole 21500	0
Tenon Ltd Preferred Q8983K101 275 175000SH Other 01 0 175000
Tenon Ltd Preferred Q8983K101 1456 924727SH Sole 924727	0
Tenon Ltd Common Q8983K127 1170	780000SH Other 01 0 780000
Tenon Ltd Common Q8983K127 5642	3761994SH Sole 3761994	0
Totens Sparebank Common	R92151100 199 6900SH Other 01 0	6900
Totens Sparebank Common	R92151100 1290 44650SH Sole 44650 0
Trustmark Corp Common 898402102	2205 70986SH Sole 70986	0
United Food Holdings Common G9232V105 780 4644700SH Other 01 0 4644700
United Food Holdings Common G9232V105 4136 24621000SH Sole 24621000 0
United Technologies Corp Common	913017109 249 2412SH Sole 2412 0
Wah Sang Gas Holdi Common G9419C128 516	6300000SH Other	01 0 6300000
Wah Sang Gas Holdi Common G9419C128 2815 34338000SH Sole 34338000 0
        			167745